EQUITY (Normal course issuer bid Narrative) (Details) - USD ($) $ in Thousands				12 Months Ended
	Feb. 19, 2020	Aug. 01, 2018	Feb. 21, 2018	Dec. 29, 2019	Dec. 30, 2018	Feb. 20, 2019
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)	9,939,154	21,575,671	10,960,391			10,337,017
Number of shares authorized to be repurchased as a percentage of issued and outstanding common shares	5.00%	10.00%	5.00%
Shares repurchased for cancellation (in shares)				8,217,715	12,634,693
Shares repurchased for cancellation				$ 257,233	$ 367,529
Stock Repurchase Program, Maximum Shares To Be Repurchased Daily	149,602
Average Daily Trading Volume, Percentage	25.00%
Number of shares in entity held by entity or by its subsidiaries or associates				9,206	3,797
Value of shares in entity held by entity or by its subsidiaries or associates				$ 200	$ 100
Share capital
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares)				8,218,000	12,635,000
Shares repurchased for cancellation				$ 6,738	$ 9,231
Retained earnings
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation				$ 250,495	$ 358,298